Fair Value Measurements - Summary Of Assets And Liabilities Required To Be Carried At Fair Value On A Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount Excluding Financing Component Of Interest Rate Swaps	$ 0.0	$ 88.1